Schedule of Investments

January 31, 2024 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Common Stock (99.2%)
Communication Services (6.3%)
AT&T	98,000	$1,734
Comcast, Cl A	49,600	2,309
Fox	15,500	501
Meta Platforms, Cl A*	1,400	546
Nexstar Media Group, Cl A	2,500	444
Playtika Holding*	35,200	254
TEGNA	15,800	246
Verizon Communications	50,700	2,147
Walt Disney	5,600	538

		8,719

Consumer Discretionary (8.5%)
AutoNation*	3,600	503
AutoZone*	200	552
Best Buy	5,600	406
Bloomin’ Brands	17,500	466
BorgWarner	10,200	346
Dick’s Sporting Goods	3,400	507
DR Horton	4,600	658
eBay	15,500	637
Foot Locker	10,100	284
Ford Motor	76,100	892
General Motors	33,000	1,280
Goodyear Tire & Rubber*	17,465	243
Guess?	18,400	411
Harley-Davidson	8,400	273
Lear	2,400	319
Lennar, Cl A	5,400	809
Lowe’s	1,300	277
McDonald’s	1,700	498
Phinia	2,040	62
PulteGroup	8,700	910
Signet Jewelers	4,300	428
Toll Brothers	4,600	457
Vista Outdoor*	11,700	328
Whirlpool	2,300	252

		11,798

Consumer Staples (7.0%)
Albertsons, Cl A	17,700	375
Altria Group	31,400	1,260
Archer-Daniels-Midland	13,100	728
Bunge Global	7,470	658
Conagra Brands	15,900	463
Ingredion	4,600	495
Kraft Heinz	21,860	812
Kroger	18,000	830
Molson Coors Beverage, Cl B	11,000	679
Philip Morris International	4,800	436
Procter & Gamble	9,600	1,509
Sprouts Farmers Market*	10,300	519

LSV Conservative Value Equity Fund

	Shares	Value (000)
Consumer Staples (continued)
Walmart	6,700	$1,107

		9,871

Energy (9.0%)
APA	14,300	448
Chevron	11,900	1,754
ConocoPhillips	13,300	1,488
Coterra Energy	17,800	443
Devon Energy	6,100	256
EOG Resources	4,700	535
ExxonMobil	35,700	3,670
Halliburton	10,900	389
HF Sinclair	6,220	351
Marathon Petroleum	8,500	1,408
Phillips 66	6,900	996
Valero Energy	5,600	778

		12,516

Financials (24.4%)
Aflac	13,500	1,139
Ally Financial	10,200	374
American International Group	14,900	1,036
Ameriprise Financial	1,400	542
Bank of America	45,200	1,537
Bank of New York Mellon	21,100	1,170
Berkshire Hathaway, Cl B*	11,300	4,336
Capital One Financial	5,100	690
Chubb	1,700	416
Citigroup	22,300	1,253
Citizens Financial Group	13,600	445
Discover Financial Services	4,400	464
East West Bancorp	6,000	437
Fidelity National Financial	11,500	576
Fifth Third Bancorp	12,200	418
First American Financial	6,300	380
Fiserv*	3,900	553
FS KKR Capital	12,100	248
Global Payments	3,900	520
Goldman Sachs Group	4,000	1,536
Hartford Financial Services Group	12,400	1,078
JPMorgan Chase	22,000	3,836
M&T Bank	4,100	566
MetLife	16,100	1,116
MGIC Investment	22,000	436
Morgan Stanley	8,600	750
Navient	17,400	300
Old Republic International	19,200	538
PayPal Holdings*	6,000	368
PNC Financial Services Group	5,700	862
Radian Group	20,400	591
Regions Financial	22,900	427
State Street	10,400	768

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Financials (continued)
Synchrony Financial	10,800	$420
Synovus Financial	8,200	309
Truist Financial	22,300	826
US Bancorp	9,300	386
Wells Fargo	38,500	1,932
Western Union	10,800	136
Zions Bancorp	7,200	302

		34,017

Health Care (15.6%)
Abbott Laboratories	4,400	498
Amgen	2,400	754
Bristol-Myers Squibb	25,000	1,222
Cardinal Health	6,400	699
Centene*	12,600	949
Cigna Group	5,000	1,505
CVS Health	17,500	1,302
Danaher	1,600	384
DaVita*	3,800	411
Elevance Health	900	444
Gilead Sciences	20,100	1,573
HCA Healthcare	3,100	945
Incyte*	10,300	606
Jazz Pharmaceuticals*	3,800	466
Johnson & Johnson	19,300	3,067
McKesson	2,400	1,200
Medtronic	5,300	464
Merck	17,700	2,138
Organon	17,000	283
Pfizer	53,600	1,452
United Therapeutics*	2,100	451
Universal Health Services, Cl B	2,200	349
Viatris, Cl W	49,400	581

		21,743

Industrials (10.9%)
3M	8,600	811
Acuity Brands	2,100	500
AGCO	3,900	477
Allison Transmission Holdings	8,900	539
ArcBest	3,300	393
Builders FirstSource*	5,900	1,025
Carrier Global	6,100	334
Caterpillar	2,700	811
CNH Industrial	39,300	472
CSX	15,000	535
Cummins	3,800	909
Deere	1,100	433
Delta Air Lines	12,200	478
FedEx	4,200	1,013
Ferguson	2,500	469
General Electric	4,000	530
Lockheed Martin	800	343

LSV Conservative Value Equity Fund

	Shares	Value (000)
Industrials (continued)
ManpowerGroup	3,200	$237
NEXTracker, Cl A*	2,769	125
Owens Corning	4,700	712
PACCAR	9,600	964
Parker-Hannifin	1,300	604
RTX	7,100	647
Snap-on	2,500	725
Textron	7,000	593
United Airlines Holdings*	6,700	277
United Rentals	700	438

		15,394

Information Technology (9.1%)
Advanced Micro Devices*	1,900	319
Akamai Technologies*	3,100	382
Amdocs	5,000	459
Amkor Technology	12,500	396
Analog Devices	2,200	423
Arrow Electronics*	3,500	389
Cirrus Logic*	5,900	455
Cisco Systems	36,100	1,811
Cognizant Technology Solutions, Cl A	6,500	501
Dell Technologies, Cl C	6,700	555
DXC Technology*	3,109	68
Flex*	15,900	377
Hewlett Packard Enterprise	54,100	827
HP	24,400	700
Intel	13,600	586
International Business Machines	6,000	1,102
Jabil	4,300	539
NetApp	4,100	357
Oracle	3,900	436
QUALCOMM	5,300	787
Skyworks Solutions	4,200	439
TD SYNNEX	3,500	350
Xerox Holdings	20,900	386

		12,644

Materials (4.5%)
Albemarle	1,700	195
Berry Global Group	8,600	563
Chemours	9,200	277
Eastman Chemical	4,700	393
Graphic Packaging Holding	16,000	408
Huntsman	11,400	280
Linde	1,600	648
LyondellBasell Industries, Cl A	5,100	480
Mosaic	9,500	292
NewMarket	950	530
Nucor	4,800	897
Steel Dynamics	4,900	592
Sylvamo	7,900	367

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Materials (continued)
Tronox Holdings	20,000	$276

		6,198

Real Estate (1.6%)
Brixmor Property Group‡	13,900	312
Innovative Industrial Properties, Cl A‡	4,500	420
Prologis‡	2,300	291
Realty Income‡	3,810	207
Sabra Health Care‡	25,700	343
Simon Property Group‡	3,300	458
Uniti Group‡	51,600	271

		2,302

Utilities (2.3%)
Entergy	6,500	648
Evergy	8,000	406
NextEra Energy	4,400	258
NRG Energy	8,700	462
PPL	14,300	375
UGI	11,900	263
Vistra	17,700	726

		3,138

TOTAL COMMON STOCK (Cost $117,155)		138,340

	Face Amount (000)
Repurchase Agreement (0.6%)
South Street Securities 4.950%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $896 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $366, 0.375% - 4.500%, 04/30/2025 – 11/15/2033; total market value $914)	$896	896

TOTAL REPURCHASE AGREEMENT (Cost $896)		896

Total Investments – 99.8% (Cost $118,051)		$139,236

Percentages are based on Net Assets of $139,452 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

LSV-QH-002-3500

3